COMMITMENTS AND CONTINGENCIES - Purchase commitment (Details) - Purchase commitment related to vehicles, research and development services and other operating expenses - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 89,004	$ 179,490
More than one year		2,511
Total	$ 89,004	$ 182,001